Submission	May 05, 2026
Submission [Line Items]
Central Index Key	0001823406
Registrant Name	Affinity Bancshares, Inc.
Form Type	SC 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES